Financial risk management - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	¥ 11,878,426	¥ 9,038,109	¥ 5,192,174	¥ 8,792,131
Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	1,261,501	1,254,788	1,599,452	1,382,932
Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	12,724,606	18,297,204	17,992,108	16,649,284
Accounts and notes payable
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	4,477,990	4,594,287	2,913,770	4,755,715
Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	11,523,699	10,754,765	8,200,526	7,935,018
To be recovered within 12 months | Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	11,045,619	7,925,685	5,038,814	7,061,316
To be recovered within 12 months | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	563,252	522,131	722,899	646,051
To be recovered within 12 months | Accounts and notes payable
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	4,477,990	4,594,287	2,913,770	4,755,715
To be recovered within 12 months | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	11,419,633	10,493,551	8,010,517	7,732,230
Between 1 year and 2 years | Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	637,315	913,814	145,914	1,615,786
Between 1 year and 2 years | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	330,468	378,920	424,846	450,718
Between 1 year and 2 years | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	268,885
Between 1 year and 2 years | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows		197,643	135,142	14,221
Between 2 years and 5 years | Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	195,492	198,610	7,446	115,029
Between 2 years and 5 years | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	312,368	267,148	380,039	278,396
Between 2 years and 5 years | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	10,514,853	16,384,875	16,111,666	11,376,625
Between 2 years and 5 years | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	49,094	8,599	19,010	182,890
Over 5 years | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	55,413	86,589	71,668	7,767
Over 5 years | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	1,940,868	1,912,329	1,880,442	5,272,659
Over 5 years | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	¥ 54,972	¥ 54,972	¥ 35,857	¥ 5,677